Share capital (Tables)	3 Months Ended
Mar. 31, 2020
Share capital
Schedule of changes in options

		March 31, 2020
	Number of options	Weighted average exercise price
Options outstanding, beginning	12,908,315	$2.07
Options granted	—	—
Options exercised	—	—
Options expired and forfeited	(57,398)	3.06
Options cancelled	—	—
Options outstanding, ending	12,850,917	$2.06

Schedule of details of options outstanding

	Weighted average	Number of options	Number of options
Exercise price	contractual life	outstanding	exercisable
$0.30	2.20 years	2,045,455	2,045,455
$0.30	2.37 years	229,545	229,545
$0.80	2.69 years	608,513	608,513
$0.80	2.93 years	12,500	12,500
$2.00	3.22 years	12,500	11,979
$2.00	3.88 years	344,576	328,363
$2.00	4.36 years	50,000	33,336
$9.60 USD	4.77 years	182,494	116,794
$6.18 USD	5.36 years	175,000	131,254
$1.53 USD	3.64 years	120,000	120,000
$5.00 USD	3.67 years	352,834	352,834
$3.40 USD	5.97 years	1,228,182	1,228,182
$2.62 USD	2.24 years	700,000	—
$2.45 USD	6.35 years	1,250,000	833,334
$2.53 USD	6.36 years	144,318	100,372
$1.80 USD	6.55 years	120,000	50,000
$1.91 USD	6.69 years	5,275,000	913,030
		12,850,917	7,115,491

Schedule of changes in warrants

	March 31, 2020		December 31, 2019
	Number of	Weighted average	Number of	Weighted average
	warrants	exercise price	warrants	exercise price
Warrants outstanding, beginning	20,603,396	$4.64	22,369,718	$5.03
Warrants issued	—	—	—	—
Warrants exercised	—	—	(1,116,322)	3.26
Warrants expired	—	—	(650,000)	19.93
Warrants outstanding, ending	20,603,396	$4.64	20,603,396	$4.64

Schedule of details in warrants outstanding

	Weighted average	Number of warrants
Exercise Price	contractual life	outstanding
Non-Transferable Warrants
$0.80 CAD - $16.00 CAD	1.56 years	11,010,059
$2.00 USD - $24.00 USD	3.90 years	5,091,969
Transferable Warrants
$4.25 USD	3.36 years	4,501,368
Warrants outstanding ending	2.53 years	20,603,396